Investments Accounted for Using Equity Method - Summary of Financial Information of Investments in Associates (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 TWD ($)	Feb. 28, 2019 TWD ($)	Dec. 31, 2016 TWD ($)
Condensed Financial Statements Captions [Line Items]
Current assets	$ 94,072		$ 91,689		$ 3,145
Noncurrent assets	383,056		375,367		12,807
Current liabilities	(66,143)		(63,218)		(2,211)
Noncurrent liabilities	(26,713)		(19,309)		(893)
Total equity	384,272		384,529	$ 369,410	$ 12,848			$ 366,928
Investments in associates	7,139		2,732
Revenues	207,520	$ 6,938	215,483	227,514
Net income	33,921	1,134	38,581	40,160
Total other comprehensive income (loss), net of income tax	1,328	44	(1,014)	(1,306)
TOTAL COMPREHENSIVE INCOME	35,249	$ 1,178	$ 37,567	$ 38,854
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”) [Member]
Condensed Financial Statements Captions [Line Items]
Current assets	10,000
Noncurrent assets	452
Current liabilities	(291)
Noncurrent liabilities	(437)
Total equity	$ 9,724
Percentage of ownership in associates	41.90%		0.00%		41.90%	41.90%	41.90%
Investments in associates	$ 4,074		$ 0			$ 4,190	$ 4,190
Net income	(276)
TOTAL COMPREHENSIVE INCOME	$ (276)